Document and Entity Information	Jan. 31, 2020
Cover [Abstract]
Entity Registrant Name	FLUSHING FINANCIAL CORP
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000923139
Document Type	8-K
Document Period End Date	Jan. 31, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-33013
Entity Tax Identification Number	11-3209278
Entity Address, Address Line One	220 RXR Plaza
Entity Address, City or Town	Uniondale
Entity Address, Postal Zip Code	11556
City Area Code	(718)
Local Phone Number	961-5400
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	FFIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false